Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Transactions with Related Parties

A. The Managers

The Company enters from time to time into management agreements with the Managers for the provision of executive officers and management services to vessel-owning Subsidiaries. Pursuant to the management agreements, the vessel-owning Subsidiaries enter into separate ship management agreements with either one of the Managers under which chartering, operations, technical and accounting services are provided to the vessels. Pursuant to the management agreements, the Subsidiaries that have entered into agreements to acquire newbuild vessels are required to enter into supervision agreements with either one of the Managers. The Managers under these agreements receive fees, (the “Fees”), comprised of ship management fees, (the “Ship Management Fees”), supervision fees, (the “Supervision Fees”) and sale and purchase commissions, (the “Commissions”). The Managers are both related parties that are controlled by Polys Hajioannou.

On May 29, 2018, following the expiration of the old management agreements, Safe Bulkers signed new management agreements with the Managers (the “Management Agreements”). The Management Agreements have an initial term of three years expiring on May 28, 2021 and can be extended for two additional terms of three years each. The fees provided by the Management Agreements are fixed until May 29, 2021 and upon mutual agreement with the Managers, can be adjusted for a subsequent term of three years each time on May 29, 2021 and May 29, 2024.

In accordance with the Management Agreements, the Managers receive:

•Ship Management Fees comprised of a daily ship management fee of €875 per vessel, payable monthly in arrears to the respective Manager and an annual ship management fee of €3,000,000 payable quarterly in arrears to only one of the Managers;
•Supervision Fees of $550 with respect to each newbuild for the services rendered by one of the Managers under the supervision agreement of which 50% is payable upon the signing of the relevant supervision agreement, and 50% is payable upon successful completion of the sea trials of each newbuild; and
•Commissions equal to 1.00% calculated on the price set forth in the memorandum of agreement or other sale and purchase newbuild contract, or any other vessel bought or sold by the Company, payable upon final delivery of such vessel to the relevant purchaser. No commissions are charged on sale and lease back transactions.

For the period starting January 1, 2017 to May 28, 2018 the old management agreements provided for Ship Management Fees of $0.975 per day per vessel. Both old and new management agreements provided for the same Supervision Fees and Commissions.

The Ship Management Fees are recorded in General and Administrative Expenses (refer to Note 15). The Commissions on purchase of newbuilds or second-hand vessels and the Supervision Fees are recorded in Advances for vessels (refer to Note 5). The Commissions on sale are recorded in Gain or Loss on sale of assets as the case may be.

Amounts due from Manager under the management agreements were $599 and $558 as of December 31, 2018 and 2019, respectively. Amounts due to Manager under the management agreements were $23 and $9 as of December 31, 2018 and 2019, respectively.

The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2017	2018	2019
Ship Management Fees	$13,511	$16,536	$18,050
Supervision Fees	550	275	275
Commissions	700	586	—

B. Sale of Vessel

In August 2016, following the Company’s decision to reduce its capital commitments and improve its liquidity, Polys Hajioannou submitted a proposal to the Company’s board of directors, pursuant to which companies controlled by Polys Hajioannou would inter alia purchase Hull No. 1551 upon delivery from the shipyard. Upon receipt of this proposal, the Company’s board of directors formed a special committee consisting of the Company’s three independent directors in order to evaluate the proposal. The special committee was advised by an independent counsel, obtained two appraisals from independent third party brokers for the newbuild vessel and negotiated the terms of the transaction. The fair value of the vessel was based on the Company’s best estimate of the fair value on a charter free basis which was supported by vessel valuations obtained from independent third party shipbrokers.

The remaining commitments under the newbuild contract for Hull No. 1551 were $20,510. The higher of the two appraisals obtained by the special committee from independent third party brokers was $24,500.

In September 2016, the special committee approved inter alia the sale of newbuild Hull No. 1551 upon delivery from the shipyard to a company controlled by Polys Hajioannou. The relevant sale agreement was signed in October 2016, and the sale of Hull No. 1551 was consummated in January 2017, immediately upon delivery of the newbuild vessel from the shipyard. The Commission due to the Managers pursuant to the Management Agreements arising from the transaction was waived.

No related party transactions in relation to sale of vessels occurred during 2018 and 2019.

C. Credit Facility

In December 2019, the Company entered into a credit facility with a financial institution for an amount up to $20,000. One of the independent members of the board of directors of the Company currently serves as the Chief Executive Officer of this financial institution. The transaction was evaluated and approved by the board of directors of the Company excluding that independent member of the board of directors of the Company.

D. Principal Executive Office Lease

The Company leases office space from a company controlled by Polys Hajioannou, at Apt. D11, Les Acanthes, 6, Avenue des Citronniers, MC98000 Monaco, where our principal executive office is established. The office space lease contract has a remaining duration of three years up to February 2023 with an annual lease payment in the amount of Euro 63,000 equivalent to $72 as of December 31, 2019, recorded in “General and administrative expenses” in the Consolidated Statements of Operations.